3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750

Lisa D. Zeises
direct dial:  215.981.4722
zeisesl@pepperlaw.com

December 20, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Touchstone Investment Trust
1940 Act File No. 811-02538
1933 Act File No. 002-52242

Ladies and Gentlemen:

On behalf of Touchstone Investment Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated October 27, 2011, amended November 30, 2011, for Class Y and Institutional shares of the Touchstone Core Bond Fund (the “Fund”), a series of the Trust. The 497(e) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.

If you have any questions, please contact the undersigned at 215.981.4722 or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ Lisa D. Zeises

Lisa D. Zeises

cc:	Brian E. Hirsch, Esq.
John M. Ford, Esq.

Philadelphia	Boston	Washington, D.C.	Detroit	New York	Pittsburgh
Berwyn	Harrisburg	Orange County	Princeton	Wilmington

www.pepperlaw.com